UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2007 Semi-Annual Report

June 30, 2007

Morgan Stanley

Emerging Markets Fund, Inc.

Morgan Stanley

Investment Management Inc.

Investment Adviser

Morgan Stanley Emerging Markets Fund, Inc.

Overview (unaudited)

Letter to Stockholders

Performance

For the six months ended June 30, 2007, the Morgan Stanley Emerging Markets Fund, Inc. (the “Fund”) had total returns, based on net asset value and market value per share of 17.18%, net of fees and 9.90%, respectively, compared to 17.55% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Net Index (the “Index”). On June 30, 2007, the closing price of the Fund’s shares on the New York Stock Exchange was $27.20, representing an 11.3% discount to the Fund’s net asset value per share. Past performance is no guarantee of future results.

Factors Affecting Performance

•   Emerging market equities rebounded sharply from the market correction we saw at the end of February. Moreover, during the period under review, emerging market equities easily outperformed the developed markets. Latin America was the best performer on a regional basis, led by Peru, which was the best performing market in the overall Index. Asia was up modestly, with solid gains from Malaysia, China and South Korea. Emerging Europe, Middle East and Africa (EMEA) underperformed as a sharp decline in index heavyweight Russia offset strong gains in Turkey, Poland and Morocco.

•          Relative to the Index, the Fund’s underperformance was driven by overall weak country allocation; stock selection decisions, however, did add value.

•          Stock selection in Mexico was the primary detractor to relative returns, with particular weakness among Mexican retail and media names, as performance in each was hampered by concerns over a slowdown in the U.S. economy and higher interest rates domestically. Our decision to underweight the outperforming market of Malaysia and weak stock selection in Indonesia further hampered overall gains during the period.

•          Conversely, holdings in Russia were particularly strong and again led contribution to the Fund’s excess return during the period. China, Taiwan, Morocco, Poland and South Africa were the next largest positive contributors as both stock and country decisions added value.

Management Strategies

•          The Fund’s key overweight positions are India, Mexico, Poland, Russia, China and Brazil. South Korea, Taiwan, Israel and Malaysia remain our largest underweight positions.

•          We remain positive on the long-term economic outlook for emerging markets as their base of growth is becoming more solidly supported by consumer expansion and increased investment. Emerging markets have become more important contributors to global output. Their share of global economic output has steadily increased over the past five years to more than 25% and is now close to surpassing that of the U.S., in current dollar terms.

•          The Fund is focused on the strengthening domestic consumption coming from the dynamic macro-economic environment of the last several years. We are underweight the commodities complex. Recently, we increased our exposure to China as improved valuations supported our confidence in the country’s robust economic growth, productivity gains and improving corporate governance. We are overweight Latin America and the EMEA markets and remain underweight mature Asian markets as South Korea and Taiwan, as well as former “tiger” economies such as Malaysia.

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

July 2007

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Investment Advisory

Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Propriety Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies substantially comparable to the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is a closed-end fund and, therefore, that the Fund’s assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Investment Advisory

Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board concluded that the sales commissions were competitive with those of other broker-dealers and the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its stockholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its stockholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
COMMON STOCKS (98.5%)
(Unless Otherwise Noted)
Argentina (0.9%)
Commercial Banks
Banco Macro S.A. ADR	59,700	$1,962
Energy Equipment & Services
Tenaris S.A. ADR	58,364	2,858
		4,820
Austria (0.9%)
Commercial Banks
Erste Bank der Oesterreichischen Sparkassen AG	29,329	2,294
Raiffeisen International Bank Holding AG	15,976	2,545
		4,839
Brazil (12.7%)
Airlines
TAM S.A. ADR (Preference)	112,248	3,715
Commercial Banks
Banco Bradesco S.A. ADR	83,529	2,014
Banco Itau Holding Financeira S.A. (Preference)	85,141	3,780
Banco Itau Holding Financeira S.A. ADR	75,608	3,360
Banco Nacional S.A. (Preference)	(a)(b)(d)61,598,720	@—
Investimentos Itau S.A.	5,320	33
Investimentos Itau S.A. (Preference)	459,754	2,858
Unibanco - Uniao de Bancos Brasileiros S.A.	102,862	1,165
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	58,002	6,547
		19,757
Electric Utilities
Cia Energetica de Minas Gerais ADR	261,502	5,518
Household Durables
Cyrela Brazil Realty S.A.	186,327	2,312
Gafisa S.A. ADR	(a)24,800	774
		3,086
Media
NET Servicos de Comunicacao S.A. (Preference)	(a)154,871	2,557
Metals & Mining
CVRD ADR	483,108	18,213
CVRD, ‘A’ (Preference)	8,626	323
Gerdau S.A. ADR	49,640	1,277
Gerdau S.A. (Preference)	106,150	2,726
Usinas Siderurgicas de Minas Gerais S.A.	25,856	$1,704
Usinas Siderurgicas de Minas Gerais S.A., ‘A’ (Preference)	23,049	1,313
		25,556
Oil, Gas & Consumable Fuels
Petrobras S.A. (Preference)	120,816	3,226
Petrobras S.A. ADR (Preference)	25,309	2,700
		5,926
Road & Rail
All America Latina Logistica S.A.	238,393	3,245
		69,360
China/Hong Kong (14.5%)
Airlines
Air China Ltd., ‘H’	4,012,000	3,063
Automobiles
Dongfeng Motor Group Co., Ltd., ‘H’	5,162,000	2,746
Commercial Banks
Bank of China Ltd., ‘H’	(a)8,208,000	4,073
China Construction Bank, ‘H’	14,307,000	9,844
China Merchants Bank Co., Ltd. ‘H’	886,500	2,698
		16,615
Construction & Engineering
China Communications Construction Co., Ltd., ‘H’	2,151,000	3,851
Electrical Equipment
Harbin Power Equipment, ‘H’	1,984,000	2,999
Health Care Equipment & Supplies
Moulin Global Eyecare Holdings Ltd.	(a)(b)(d)568,000	@—
Independent Power Producers & Energy Traders
China Power International Development Ltd.	3,602,000	1,967
China Resources Power Holdings Co.	1,493,000	3,563
		5,530
Insurance
China Life Insurance Co., Ltd.	94,000	338
PICC Property & Casualty Co., Ltd.	(a)4,318,000	3,518
Ping An Insurance Group Co. of China Ltd., ‘H’	463,000	3,271
		7,127
Marine
China Shipping Development Co., Ltd., ‘H’	1,648,000	3,811

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
China/Hong Kong (cont’d)
Metals & Mining
Maanshan Iron & Steel Co., Ltd., ‘H’	4,040,000	$3,152
Oil, Gas & Consumable Fuels
China Coal Energy Co.	(a)4,319,000	6,473
CNOOC Ltd.	2,861,000	3,242
PetroChina Co., Ltd., ‘H’	2,148,000	3,165
		12,880
Real Estate
Shenzhen Investment Ltd.	3,425,000	2,593
Specialty Retail
GOME Electrical Appliances Holdings Ltd.	2,347,000	3,596
Transportation Infrastructure
Cosco Pacific Ltd.	1,078,000	2,826
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.	810,000	8,697
		79,486
Czech Republic (1.5%)
Electric Utilities
Ceske Energeticke Zavody A.S.	49,245	2,540
Media
Central European Media Enterprises Ltd.	(a)43,400	4,235
Pharmaceuticals
Zentiva N.V.	18,317	1,243
		8,018
Egypt (0.9%)
Electrical Equipment
El Sewedy Cables Holding Co.	(a)126,013	1,811
Wireless Telecommunication Services
Orascom Telecom Holding SAE	44,400	567
Orascom Telecom Holding SAE GDR	37,544	2,429
		2,996
		4,807
Hungary (1.4%)
Commercial Banks
OTP Bank Nyrt.	127,496	7,405
India (8.6%)
Automobiles
Maruti Udyog Ltd.	90,800	1,660
Commercial Banks
HDFC Bank Ltd.	72,300	2,037
ICICI Bank Ltd.	(b)96,000	2,306
ICICI Bank Ltd. ADR	34,150	1,678
UTI Bank Ltd.	177,200	$2,636
		8,657
Electrical Equipment
ABB Ltd.	129,905	3,492
Bharat Heavy Electricals Ltd.	91,300	3,449
GVK Power & Infrastructure Ltd.	116,000	1,387
		8,328
Energy Equipment & Services
Aban Offshore Ltd.	28,600	2,113
Information Technology Services
HCL Technologies Ltd.	284,600	2,405
Infosys Technologies Ltd.	110,916	5,256
Infosys Technology Ltd. ADR	14,800	746
		8,407
Media
Deccan Chronicle Holdings Ltd.	404,000	2,395
Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	75,500	3,154
Pharmaceuticals
Cipla Ltd.	147,050	752
Glenmark Pharmaceuticals Ltd.	121,300	1,958
		2,710
Road & Rail
Container Corp. of India Ltd.	25,135	1,442
Tobacco
ITC Ltd.	134,000	509
ITC Ltd. GDR (Registered)	88,973	335
		844
Wireless Telecommunication Services
Bharti Airtel Ltd.	(a)(b)254,500	5,253
Reliance Communication Ltd.	(a)146,100	1,857
		7,110
		46,820
Indonesia (2.9%)
Automobiles
Astra International Tbk PT	1,297,100	2,426
Commercial Banks
Bank Central Asia Tbk PT	2,747,500	1,657
Bank Mandiri Persero Tbk PT	2,497,000	864
Bank Rakyat Indonesia PT	2,799,500	1,782
		4,303
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	8,000	5
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,745,000	1,902

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
Indonesia (cont’d)
Food Products
Indofood Sukses Makmur Tbk PT	4,076,500	$914
Machinery
United Tractors Tbk PT	1,681,000	1,535
Metals & Mining
International Nickel Indonesia Tbk PT	433,000	2,660
Oil, Gas & Consumable Fuels
Tambang Batubara Bukit Asam Tbk PT	2,960,000	2,146
		15,891
Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.	1	@—
Malaysia (0.9%)
Commercial Banks
Public Bank Bhd	335,500	967
Food Products
IOI Corp Bhd	1,494,000	2,250
Kuala Lumpur Kepong Bhd	327,000	1,222
		3,472
Multi-Utilities
YTL Corp. Bhd	138,000	330
		4,769
Mexico (8.7%)
Commercial Banks
Grupo Financiero Banorte SAB de C.V., ‘O’	678,900	3,109
Construction Materials
Cemex SAB de C.V. ADR	(a)223,049	8,231
Food & Staples Retailing
Wal-Mart de Mexico S.A. de C.V., ‘V’	1,182,823	4,489
Wal-Mart de Mexico S.A. de C.V. ADR	102,207	3,883
		8,372
Household Durables
Corp. GEO SAB de C.V.,	(a)421,011	2,313
Urbi Desarrollos Urbanos S.A. de C.V.	(a)354,700	1,633
		3,946
Media
Grupo Televisa S.A. ADR	303,602	8,382
Wireless Telecommunication Services
America Movil S.A. de C.V., ‘L’ ADR	251,333	15,565
		47,605
Morocco (0.3%)
Household Durables
Douja Promotion Groupe Addoha S.A.	(a)5,500	$1,849
Oman (0.5%)
Commercial Banks
Bank Muscat SAOG GDR (Registered)	194,828	2,786
Pakistan (0.2%)
Oil, Gas & Consumable Fuels
Oil and Gas Development Co., Ltd.	722,140	1,431
Philippines (0.4%)
Diversified Financial Services
Ayala Corp.	107,710	1,269
Wireless Telecommunication Services
Philippines Long Distance Telephone Co.	19,240	1,103
		2,372
Poland (4.6%)
Commercial Banks
Bank Handlowy w Warszawie S.A.	74,293	3,332
Bank Millennium S.A.	860,635	4,006
Bank Pekao S.A.	58,681	5,431
Bank Zachodni WBK S.A.	27,437	2,855
		15,624
Construction & Engineering
Budimex S.A.	(a)22,296	1,000
PBG S.A.	(a)6,677	906
Polimex Mostostal S.A.	8,821	886
		2,792
Media
Multimedia Polska S.A.	(a)271,591	1,148
TVN S.A.	435,716	3,534
		4,682
Metals & Mining
KGHM Polska Miedz S.A.	47,250	1,823
		24,921
Russia (11.5%)
Commercial Banks
Sberbank RF	1,070	4,161
Sberbank RF GDR	(a)16,120	7,886
		12,047
Electric Utilities
Unified Energy System GDR (Registered)	(a)47,582	6,436

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
Russia (cont’d)
Energy Equipment & Services
TMK OAO GDR	(c)83,978	$3,064
TMK OAO GDR (Registered)	31,992	1,167
		4,231
Food Products
Wimm-Bill-Dann Foods OJSC ADR	56,631	5,890
Media
CTC Media, Inc.	(a)199,257	5,408
Metals & Mining
Evraz Group S.A. (GDR)	95,756	3,931
Mechel OAO ADR	77,826	2,843
MMC Norilsk Nickel ADR	34,277	7,609
		14,383
Oil, Gas & Consumable Fuels
LUKOIL ADR	75,182	5,729
OAO Gazprom ADR	209,757	8,789
		14,518
Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(b)(d)156,075	@—
		62,913
South Africa (6.4%)
Construction & Engineering
Group Five Ltd.	276,200	2,126
Electronic Equipment & Instruments
Allied Electronics Corp. Ltd. (Preference)	399,147	2,753
Food & Staples Retailing
Massmart Holdings Ltd.	311,150	3,799
Industrial Conglomerates
Barloworld Ltd.	105,091	2,929
Murray & Roberts Holdings Ltd.	264,379	2,394
		5,323
Media
Naspers Ltd., ‘N’	144,682	3,726
Metals & Mining
Mittal Steel South Africa Ltd.	169,500	3,056
Multiline Retail
Woolworths Holdings Ltd.	592,300	1,794
Specialty Retail
Mr. Price Group Ltd.	634,300	2,442
Wireless Telecommunication Services
MTN Group Ltd.	718,100	9,795
		34,814
South Korea (12.1%)
Chemicals
Honam Petrochemical Corp.	1,023	$102
LG Chem Ltd.	18,548	1,568
LG Petrochemical Co., Ltd.	7,514	293
SSCP Co., Ltd.	(a)31,846	1,017
		2,980
Commercial Banks
Kookmin Bank	21,208	1,862
Korea Exchange Bank	161,010	2,396
Shinhan Financial Group Co., Ltd.	100,110	6,090
Woori Finance Holdings Co., Ltd.	65,800	1,667
		12,015
Construction & Engineering
GS Engineering & Construction Corp.	29,400	3,517
Hyundai Engineering & Construction Co., Ltd.	(a)27,200	1,990
		5,507
Electronic Equipment & Instruments
LG.Philips LCD Co., Ltd.	(a)55,670	2,477
Food & Staples Retailing
Shinsegae Co., Ltd.	4,147	2,702
Household Durables
LG Electronics, Inc.	42,600	3,523
Woongjin Coway Co., Ltd.	98,600	3,341
		6,864
Industrial Conglomerates
Orion Corp.	8,706	2,601
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	12,385	2,386
Internet Software & Services
NHN Corp.	(a)22,425	4,090
Machinery
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	21,441	1,214
Doosan Infracore Co., Ltd.	73,150	2,454
Hyundai Heavy Industries Co., Ltd.	15,619	5,833
Hyundai Mipo Dockyard Co., Ltd.	18,065	5,025
		14,526
Media
Cheil Communications, Inc.	6,498	2,001
Personal Products
Amorepacific Corp.	3,080	2,440

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	2,448	$1,500
Samsung Electronics Co., Ltd. (Preference)	3,796	1,777
		3,277
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	43,840	2,107
		65,973
Taiwan (6.9%)
Chemicals
Eternal Chemical Co., Ltd.	1,440,000	2,283
Computers & Peripherals
Asustek Computer, Inc.	616,000	1,694
Foxconn Technology Co., Ltd.	332,000	3,990
High Tech Computer Corp.	95,800	1,711
		7,395
Electronic Equipment & Instruments
AU Optronics Corp.	4,067,000	6,930
Delta Electronics, Inc.	(a)289,602	1,141
Everlight Electronics Co., Ltd.	295,060	1,055
InnoLux Display Corp.	(a)711,000	2,942
Tripod Technology Corp.	338,890	1,727
TXC Corp.	418,000	903
		14,698
Industrial Conglomerates
Far Eastern Textile Co., Ltd.	345,960	354
Insurance
Cathay Financial Holding Co., Ltd.	948,641	2,266
Marine
Evergreen Marine Corp Taiwan Ltd.	1,031,000	682
Yang Ming Marine Transport Corp.	3,938,000	3,056
		3,738
Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	(a)1,443,000	1,965
MediaTek, Inc.	246,300	3,837
Siliconware Precision Industries Co.	670,000	1,423
		7,225
		37,959
Turkey (1.7%)
Beverages
Coca-Cola Icecek Uretim A.S.	85,674	646
Commercial Banks
Turkiye Garanti Bankasi A.S.	702,897	3,936
Yapi ve Kredi Bankasi A.S.	(a)6	@—
		3,936
Food & Staples Retailing
BIM Birlesik Magazalar A.S.	44,730	$2,965
Insurance
Aksigorta A.S.	274,900	1,655
		9,202
TOTAL COMMON STOCKS (Cost $360,986)		538,040
INVESTMENT COMPANIES (0.9%)
India (0.8%)
Morgan Stanley Growth Fund	(e)3,588,793	4,161
Romania (0.1%)
SIF Banat Crisana S.A.	73,000	123
SIF Moldova S.A.	139,500	224
SIF Transilvania S.A.	(a)156,000	201
SIF Muntenia S.A.	66,900	82
SIF Oltenia S.A.	122,000	227
		857
TOTAL INVESTMENT COMPANIES (Cost $1,515)		5,018

Face
Amount
(000)
DEBT INSTRUMENTS (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd. Zero Coupon, (expired maturity) (Cost $409)	INR	(b)(d)581	@—

	Shares
SHORT-TERM INVESTMENT (3.5%)
United States (3.5%)
Investment Company
Morgan Stanley Institutional Liquidity Money Market Portfolio— Institutional Class (Cost $19,092)	(e)19,092,190	19,092
TOTAL INVESTMENTS (102.9%) (Cost $382,002)		562,150
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.9%)		(15,781)
NET ASSETS (100%)		$546,369

(a)	Non-income producing.
(b)	Security was valued at fair value — At June 30, 2007, the Fund held $7,559,000 of fair valued securities, representing 1.4% of net assets.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

(c)	144A securities — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security has been deemed illiquid at June 30, 2007.
(e)	See Note G to the financial statements regarding investments in Morgan Stanley Growth Fund and Morgan Stanley Institutional Money Market Portfolio — Institutional Class.
@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	3,123	$1,619	7/3/07	USD	1,616	$1,616	$(3)
CZK	13,400	631	7/2/07	USD	630	630	(1)
CZK	3,313	156	7/3/07	USD	155	155	(1)
CZK	15,625	736	7/9/07	USD	736	736	@—
EUR	1,160	1,570	7/2/07	USD	1,559	1,559	(11)
HUF	114,309	626	7/2/07	USD	620	620	(6)
IDR	834,723	92	7/2/07	USD	92	92	@—
MAD	1,384	167	7/3/07	USD	167	167	@—
MXN	14,221	1,317	7/2/07	USD	1,318	1,318	1
PLN	2,978	1,069	7/2/07	USD	1,060	1,060	(9)
PLN	727	261	7/3/07	USD	260	260	(1)
PLN	394	141	7/5/07	USD	141	141	@—
TRY	103	78	7/2/07	USD	78	78	@—
USD	14	14	7/2/07	MYR	47	14	@—
USD	34	34	7/3/07	PLN	95	34	@—
USD	253	253	7/3/07	RON	594	257	4
USD	596	596	7/3/07	RON	1,375	596	@—
ZAR	20,941	2,962	7/5/07	USD	2,910	2,910	(52)
ZAR	81,023	11,399	8/16/07	USD	11,577	11,577	178
		$23,721				$23,820	$99

BRL	—	Brazilian Real
CZK	—	Czech Replublic Krona
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MAD	—	Moroccan Dirham
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PLN	—	Polish Zloty
RON	—	New Romanian Lei
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Graphic Presentation of Portfolio Holdings

The following graph depicts the Fund’s holdings by industry and/or security type, as a percentage of total investments.

*   Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Financial Statements

Statement of Assets and Liabilities

June 30, 2007
(unaudited)
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $362,244)	$538,897
Investments in Securities of Affiliated Issuers, at Value (Cost $19,758)	23,253
Cash	995
Receivable for Investments Sold	28,818
Foreign Currency, at Value (Cost $2,973)	2,974
Dividends Receivable	1,004
Tax Reclaims Receivable	408
Unrealized Appreciation on Foreign Currency Exchange Contracts	183
Interest Receivable	20
Receivable from Affiliate	1
Other Assets	27
Total Assets	596,580
Liabilities:
Payable For:
Dividends Declared	42,888
Investments Purchased	6,036
Investment Advisory Fees	604
Country Tax Expense	309
Custodian Fees	124
Administration Fees	14
Directors’ Fees and Expenses	7
Unrealized Depreciation on Foreign Currency Exchange Contracts	84
Other Liabilities	145
Total Liabilities	50,211
Net Assets
Applicable to 17,823,287 Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$546,369
Net Asset Value Per Share	$30.65
Net Assets Consist of:
Common Stock	$178
Paid-in Capital	281,914
Undistributed (Distributions in Excess of) Net Investment Income	(2,414)
Accumulated Net Realized Gain (Loss)	85,220
Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Exchange Contracts and Translations (Net of $355 Deferred Capital Gain Country Tax)	181,471
Net Assets	$546,369

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Financial Statements

Statement of Operations

Six Months Ended
June 30, 2007
(unaudited)
(000)
Investment Income
Dividends from Securities of Unaffiliated Issuers (Net of $306 of Foreign Taxes Withheld)	$4,793
Interest form Security of Affiliated Issuer	74
Interest from Securities of Unaffiliated Issuers	59
Total Investment Income	4,926
Expenses
Investment Advisory Fees (Note B)	3,284
Custodian Fees (Note D)	281
Administration Fees (Note C)	210
Professional Fees	79
Stockholder Reporting Expenses	23
Stockholder Servicing Agent Fees	9
Directors’ Fees and Expenses	7
Other Expenses	29
Total Expenses	3,922
Waiver of Administration Fees (Note C)	(134)
Expense Offset (Note D)	(2)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(2)
Net Expenses	3,784
Net Investment Income (Loss)	1,142
Net Realized Gain (Loss) on:
Investments from Unaffiliated Issuers (Net of Country Taxes of $40)	87,163
Investments from Affiliated Issuers	285
Foreign Currency Transactions	(1,348)
Net Realized Gain (Loss)	86,100
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Increase in Deferred Capital Gain Country Tax Accruals of $355)	(2,386)
Foreign Currency Translations	754
Change in Unrealized Appreciation (Depreciation)	(1,632)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	84,468
Net Increase (Decrease) in Net Assets Resulting from Operations	$85,610

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,142	$2,062
Net Realized Gain (Loss)	86,100	118,716
Change in Unrealized Appreciation (Depreciation)	(1,632)	38,921
Net Increase (Decrease) in Net Assets Resulting from Operations	85,610	159,699
Distributions from and/or in Excess of:
Net Investment Income	—	(4,253)
Net Realized Gains	(42,888)	(93,330)
Total Distributions	(42,888)	(97,583)
Capital Share Transactions:
Repurchase of Shares (9,838 and 39,315 shares, respectively)	(273)	(930)
Total Increase (Decrease)	42,449	61,186
Net Assets:
Beginning of Period	503,920	442,734
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(2,414) and $(3,556), respectively)	$546,369	$503,920

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Financial Statements

Selected Per Share Data and Ratios

	Six Months Ended
	June 30, 2007		Year Ended December 31,
	(unaudited)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$28.26		$24.77	$19.48	$15.67	$10.08	$10.68
Net Investment Income (Loss)†	0.06		0.12	0.22	0.19	0.14	0.03
Net Realized and Unrealized Gain (Loss) on Investments	4.74		8.83	6.46	3.70	5.58	(0.65)
Total from Investment Operations	4.80		8.95	6.68	3.89	5.72	(0.62)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)	(0.37)	(0.09)	(0.17)	(0.01)
Net Realized Gain	(2.41)		(5.23)	(1.03)	—	—	—
Total Distributions	(2.41)		(5.47)	(1.40)	(0.09)	(0.17)	(0.01)
Anti-Dilutive Effect of Share Repurchase Program	0.00	#	0.01	0.01	0.01	0.04	0.03
Net Asset Value, End of Period	$30.65		$28.26	$24.77	$19.48	$15.67	$10.08
Per Share Market Value, End of Period	$27.20		$26.83	$21.92	$17.57	$14.71	$8.34
TOTAL INVESTMENT RETURN:
Market Value	9.90	%**	49.55%	31.97%	20.11%	78.24%	(3.28)%
Net Asset Value (1)	17.18	%**	39.50%	34.44%	25.07%	57.02%	(5.49)%
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$546,369		$503,920	$442,734	$348,934	$282,096	$186,568
Ratio of Expenses to Average Net Assets(2)	1.44	%*	1.50%	1.50%	1.53%	1.67%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.43	%*	0.41%	1.02%	1.15%	1.17%	0.23%
Portfolio Turnover Rate	50	%**	72%	54%	57%	83%	75%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived by Administrator:
Ratio of Expenses to Average Net Assets	1.49	%*	1.55%	1.55%	1.54%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38	%*	0.36%	0.97%	1.14%	N/A	N/A

(1)

Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

†	Per share amounts are based on average shares outstanding.
#	Amount is less than $0.005 per share.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements

The Morgan Stanley Emerging Markets Fund, Inc. (the “Fund”) was incorporated on August 27, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation through investments primarily in equity securities.

A.              Accounting Policies:   The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.                Security Valuation:    Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such     securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.                Repurchase Agreements:    The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3.                Foreign Currency Translation:    The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A substantial portion of the Fund’s net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.                Foreign Real Estate Companies:    The Fund may invest up to 10% of its net assets in foreign real estate companies. Foreign real estate companies pool investor funds for investments primarily in commercial real estate properties. They may also include among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

5.                Derivatives:    The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured products. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

Foreign Currency Exchange Contracts:   The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6.                New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15,

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Fund’s financial statement disclosures.

7.                Other:    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date, (except for certain dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

B.            Investment Advisory Fees:    Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund’s average weekly net assets.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Fund, its Officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Fund, makes certain day-to-day investment decisions and places certain purchase and sale orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C.            Administration Fees: MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average daily net assets. MS Investment Management has agreed to limit the administration fee so that it will be no greater than the previous administration fee of 0.02435% of the Fund’s average weekly net assets plus $24,000 per annum. This waiver is voluntary and may be terminated at any time. For the six months ended June 30, 2007, $134,000 of administration fees were waived pursuant to this arrangement. Under a sub-administration agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the administration agreement, except pricing services and extraordinary expenses, are covered under the administration fee.

D.            Custodian Fees:     JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.              Federal Income Taxes:    It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/ or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. The Fund adopted the provisions of the Financial Accounting

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2006 and 2005 were as follows:

2006 Distributions Paid From: (000)		2005 Distributions Paid From: (000)

	Long-term		Long-term
Ordinary	Capital	Ordinary	Capital
Income	Gain	Income	Gain
$4,253	$93,330	$6,150	$18,822

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, distribution reclasses, foreign capital gain tax and gains on certain equity securities designated as issued by passive foreign invement companies, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$1,389	$(1,389)	$—

At December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary Income	Long-term Capital Gain
(000)	(000)

$1,743	$41,143

At June 30, 2007, the U.S. Federal income tax cost basis of investments was $382,002,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $180,148,000 of which $185,953,000 related to appreciated securities and $5,805,000 related to depreciated securities.

Net capital, currency and passive foreign investment company losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2006, the Fund deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency losses of $1,045,000.

F.              Contractual Obligations:    The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.            Security Transactions and Transactions with Affiliates:    The Fund invests in Morgan Stanley Growth Fund, a closed-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund was acquired at a cost of $665,833. As of June 30, 2007, there were no income distributions earned by the Fund. During the six months ended June 30, 2007, the Fund had no purchases and sold 304,000 shares of the security for a gain of 282,320.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $2,000 relating to the Fund’s investment in the Liquidity Fund. Income distributions earned by the Fund are recorded as interest from affiliates in the Statement of Operations and totaled $74,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $48,801,000 and $29,709,000, respectively.

During the six months ended June 30, 2007, the Fund made purchases and sales totaling $260,594,000 and $304,710,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

During the six months ended June 30, 2007, the Fund incurred $4,721 of brokerage commissions with Morgan Stanley & Co., Incorporated, an affiliate of the Adviser.

Additionally, during the six months ended June 30, 2007, the Fund paid $209 in brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

H.              Other:    On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund’s shares traded from their net asset value. During the six months ended June 30, 2007, the Fund repurchased 9,838 of its shares at an average discount of 10.97% from net asset value per share. Since the inception of the program, the Fund has repurchased 5,001,063 of its shares at an average discount of 19.37% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Directors.

On June 19, 2007, the Officers of the Fund, pursuant to authority granted by the Directors, declared a distribution of $2.4063 per share, derived from realized gains, payable on July 13, 2007, to stockholders of record on June 29, 2007.

I.                 Supplemental Proxy Information:  On June 19, 2007, an annual meeting of the Fund’s stockholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all stockholders:

	For	Withhold

Frank L. Bowman	13,047,461	886,213
James F. Higgins	13,049,743	883,931
Manuel H. Johnson	13,049,782	883,892

J.              Subsequent Event:  On July 1, 2007, the Stockholder Servicing Agent changed from American Stock Transfer & Trust Company to Computershare Trust Company, N.A. Requests for information or any correspondence concerning the Dividend Reinvestment and Cash Purchase Plan after July 1, 2007 should be directed to Computershare Trust Company, N.A. P.O. Box 43010, Providence, Rhode Island 02940-3010, 1 (800) 231-2608.

For More Information About Portfolio Holdings

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s
e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by periodically providing the information on its public website, www.morganstanley.com/im.

The Fund provides a complete schedule of portfolio holdings on the public website on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public website approximately 15 business days following the end of each month. You may obtain copies of the Fund’s monthly or calendar-quarter website postings, by calling 1(800) 231-2608.

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

Morgan Stanley Emerging Markets Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030

Morgan Stanley Emerging Markets Fund, Inc.

Morgan Stanley Institutional Closed End Funds
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Institutional closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•          We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•          We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•          We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•          We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•          If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

Morgan Stanley Emerging Markets Fund, Inc.

Morgan Stanley Institutional Closed End Funds
An Important Notice Concerning Our
U.S. Privacy Policy (cont’d)

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Emerging Markets Fund, Inc.

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board and Director

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang Yu
Vice President

James W. Garrett
Treasurer and Chief Financial Officer

Carsten Otto
Chief Compliance Officer

Thomas A. Perugini
Assistant Treasurer

Mary E. Mullin
Secretary

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Stockholder Servicing Agent

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10030

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call 1(800) 231-2608 or visit our website at www.morganstanley.com/im.

© 2007 Morgan Stanley

CERNESAN IU07-02998I-Y06/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

  Morgan Stanley Emerging Markets Fund, Inc.*

			TOTAL NUMBER OF	MAXIMUM NUMBER
			SHARES PURCHASED	OF SHARES THAT MAY
			AS	YET
			PART OF PUBLICLY	BE PURCHASED UNDER
	TOTAL NUMBER OF	AVERAGE PRICE	ANNOUNCED PLANS	THE PLANS OR
Period	SHARES PURCHASED	PAID PER SHARE	OR PROGRAMS	PROGRAMS
January	—	—	—	Unlimited
February	—	—	—	Unlimited
March	—	—	—	Unlimited
April	—	—	—	Unlimited
May	9,838	$27.75	9,838	Unlimited
June	—	—	—	Unlimited

1

*  The Share Repurchase Program commenced on 7/30/1998.
The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 9, 2007

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 9, 2007